UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08621

Name of Fund: BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)1

[1]

On April 11, 2022, BlackRock MuniYield New Jersey Fund, Inc. (the “Non-Surviving Fund”) was reorganized into BlackRock MuniHoldings New Jersey Quality Fund, Inc. (the “Surviving Fund”). The voting record of the Non-Surviving Fund is reflected in the voting record of the Surviving Fund herein.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock MuniHoldings New Jersey Quality Fund, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31

Date of reporting period: 07/01/2021 – 06/30/2022

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2022 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08621
Reporting Period: 07/01/2021 - 06/30/2022
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

============= BlackRock MuniHoldings New Jersey Quality Fund, Inc. =============

On April 11, 2022, BlackRock MuniYield New Jersey Fund, Inc. (Investment
Company Act file no. 811-06570, CIK no. 0000884216) (the "Non-Surviving Fund")
was reorganized into BlackRock MuniHoldings New Jersey Quality Fund, Inc.
(Investment Company Act file no. 811-08621, CIK no. 0001053988). The voting record of the Non-Surviving Fund prior to April 11, 2022 is shown under the heading entitled "BlackRock MuniYield New Jersey Fund, Inc.," below, as applicable.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== BlackRock MuniYield New Jersey Fund, Inc. ===================

On April 11, 2022, BlackRock MuniYield New Jersey Fund, Inc. (Investment
Company Act file no. 811-06570, CIK no. 0000884216) (the "Non-Surviving Fund")
was reorganized into BlackRock MuniHoldings New Jersey Quality Fund, Inc.
(Investment Company Act file no. 811-08621, CIK no. 0001053988). The voting record of the Non-Surviving Fund prior to April 11, 2022 is shown below.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings New Jersey Quality Fund, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Date:	August 25, 2022